Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2017
Loans and Leases Receivable Disclosure [Abstract]
Schedule of summary of loans, by major class within the Company's loan portfolio
(in thousands)	2017	2016
Commercial, financial, and agricultural	$192,238	$182,881
Real estate construction - residential	26,492	18,907
Real estate construction - commercial	98,340	55,653
Real estate mortgage - residential	246,754	259,900
Real estate mortgage - commercial	472,455	426,470
Installment and other consumer	32,153	30,218
Total loans	$1,068,432	$974,029

Schedule of loans to directors and executive officers
(in thousands)
Balance at December 31, 2016	$3,273
New loans and new directors	3,419
Amounts collected	(250)
Balance at December 31, 2017	$6,442

Schedule of summary of the allowance for loan losses
(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Un- allocated	Total
Balance at December 31, 2014	$1,779	$171	$466	$2,527	$3,846	$270	$40	$9,099
Additions:
Provision for loan losses	833	(434)	193	153	(713)	157	61	250
Deductions:
Loans charged off	1,131	0	15	379	363	302	0	2,190
Less recoveries on loans	(672)	(322)	0	(138)	(165)	(148)	0	(1,445)
Net loans charged off	459	(322)	15	241	198	154	0	745
Balance at December 31, 2015	$2,153	$59	$644	$2,439	$2,935	$273	$101	$8,604
Additions:
Provision for loan losses	690	49	(732)	381	865	113	59	1,425
Deductions:
Loans charged off	389	0	1	495	147	258	0	1,290
Less recoveries on loans	(299)	0	(502)	(60)	(140)	(146)	0	(1,147)
Net loans charged off	90	0	(501)	435	7	112	0	143
Balance at December 31, 2016	$2,753	$108	$413	$2,385	$3,793	$274	$160	$9,886
Additions:
Provision for loan losses	1,147	(26)	394	(560)	657	234	(81)	1,765
Deductions:
Loans charged off	649	0	0	219	45	268	0	1,181
Less recoveries on loans	(74)	(88)	0	(83)	(32)	(105)	0	(382)
Net loans charged off	575	(88)	0	136	13	163	0	799
Balance at December 31, 2017	$3,325	$170	$807	$1,689	$4,437	$345	$79	$10,852

(in thousands)	Commercial, Financial, and Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Un- allocated	Total
December 31, 2017
Allowance for loan losses:
Individually evaluated for impairment	$500	$0	$48	$521	$243	$21	$0	$1,333
Collectively evaluated for impairment	2,825	170	759	1,168	4,194	324	79	9,519
Total	$3,325	$170	$807	$1,689	$4,437	$345	$79	$10,852
Loans outstanding:
Individually evaluated for impairment	$3,007	$0	$97	$5,072	$2,004	$176	$0	$10,356
Collectively evaluated for impairment	189,231	26,492	98,243	241,682	470,451	31,977	0	1,058,076
Total	$192,238	$26,492	$98,340	$246,754	$472,455	$32,153	$0	$1,068,432

December 31, 2016
Allowance for loan losses:
Individually evaluated for impairment	$469	$0	$7	$319	$277	$8	$0	$1,080
Collectively evaluated for impairment	2,284	108	406	2,066	3,516	266	160	8,806
Total	$2,753	$108	$413	$2,385	$3,793	$274	$160	$9,886
Loans outstanding:
Individually evaluated for impairment	$1,617	$0	$49	$5,471	$1,918	$89	$0	$9,144
Collectively evaluated for impairment	181,264	18,907	55,604	254,429	424,552	30,129	0	964,885
Total	$182,881	$18,907	$55,653	$259,900	$426,470	$30,218	$0	$974,029

Schedule of impaired loans
(in thousands)	2017	2016
Non-accrual loans	$5,672	$3,429
Performing TDRs	4,684	5,715
Total impaired loans	$10,356	$9,144

(in thousands)	Recorded Investment	Unpaid Principal Balance	Specific Reserves
December 31, 2017
With no related allowance recorded:
Commercial, financial and agricultural	$1,393	$1,445	$0
Real estate - residential	674	688	0
Real estate - commercial	366	395	0
Total	$2,433	$2,528	$0
With an allowance recorded:
Commercial, financial and agricultural	$1,614	$1,834	$500
Real estate - construction commercial	97	97	48
Real estate - residential	4,398	4,500	521
Real estate - commercial	1,638	1,743	243
Consumer	176	196	21
Total	$7,923	$8,370	$1,333
Total impaired loans	$10,356	$10,898	$1,333

(in thousands)	Recorded Investment	Unpaid Principal Balance	Specific Reserves
December 31, 2016
With no related allowance recorded:
Commercial, financial and agricultural	$564	$706	$0
Real estate - residential	1,550	1,557	0
Total	$2,114	$2,263	$0
With an allowance recorded:
Commercial, financial and agricultural	$1,053	$1,078	$469
Real estate - construction commercial	49	56	7
Real estate - residential	3,921	3,990	319
Real estate - commercial	1,918	1,988	277
Consumer	89	116	8
Total	$7,030	$7,228	$1,080
Total impaired loans	$9,144	$9,491	$1,080

	2017		2016
(in thousands)	Average Recorded Investment	Interest Recognized For the Period Ended	Average Recorded Investment	Interest Recognized For the Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$957	$0	$669	$13
Real estate - residential	826	13	1,713	52
Real estate - commercial	373	0	353	0
Total	$2,156	$13	$2,735	$65
With an allowance recorded:
Commercial, financial and agricultural	$1,536	$33	$899	$23
Real estate - construction commercial	49	0	51	0
Real estate - residential	4,575	149	3,553	114
Real estate - commercial	1,641	61	1,842	83
Consumer	114	0	109	0
Total	$7,915	$243	$6,454	$220
Total impaired loans	$10,071	$256	$9,189	$285

Schedule of aging information for the Company's past due and non-accrual loans
(in thousands)	Current or Less Than 30 Days Past Due	30-89 Days Past Due	90 Days Past Due And Still Accruing	Non-Accrual	Total
December 31, 2017
Commercial, Financial, and Agricultural	$189,537	$192	$2	$2,507	$192,238
Real Estate Construction - Residential	25,930	287	275	0	26,492
Real Estate Construction - Commercial	98,243	0	0	97	98,340
Real Estate Mortgage - Residential	242,597	2,173	28	1,956	246,754
Real Estate Mortgage - Commercial	471,476	43	0	936	472,455
Installment and Other Consumer	31,715	239	23	176	32,153
Total	$1,059,498	$2,934	$328	$5,672	$1,068,432
December 31, 2016
Commercial, Financial, and Agricultural	$181,609	$290	$0	$982	$182,881
Real Estate Construction - Residential	18,681	226	0	0	18,907
Real Estate Construction - Commercial	55,603	0	0	50	55,653
Real Estate Mortgage - Residential	254,758	3,200	54	1,888	259,900
Real Estate Mortgage - Commercial	425,260	790	0	420	426,470
Installment and Other Consumer	29,920	198	11	89	30,218
Total	$965,831	$4,704	$65	$3,429	$974,029

Schedule of risk categories by class
(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Total
At December 31, 2017
Watch	$9,868	$1,459	$1,284	$9,978	$49,197	$0	$71,786

Substandard	658	462	0	2,262	723	16	4,121
Performing TDRs	500	0	0	3,116	1,068	0	4,684
Non-accrual	2,507	0	97	1,956	936	176	5,672
Total	$13,533	$1,921	$1,381	$17,312	$51,924	$192	$86,263
At December 31, 2016
Watch	$10,295	$665	$1,113	$16,577	$44,611	$0	$73,261
Substandard	798	640	0	2,159	426	24	4,047
Performing TDRs	635	0	0	3,582	1,498	0	5,715
Non-accrual	982	0	50	1,888	420	89	3,429
Total	$12,710	$1,305	$1,163	$24,206	$46,955	$113	$86,452

Schedule of summary of loans that were modified as TDRs
	2017			2016
	Recorded Investment (1)			Recorded Investment (1)
(in thousands)	Number of Contracts	Pre- Modification	Post- Modification	Number of Contracts	Pre- Modification	Post- Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	3	$773	$773	0	$0	$0
Real estate mortgage - residential	2	118	116	7	536	536
Real estate mortgage - commercial	1	55	49	0	0	0
Total	6	$946	$938	7	$536	$536

(1)
The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.